Summary of Status of Options Issued and Changes in Options Outstanding (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Number of Shares
Beginning Balance	7,027,658
Ending Balance	11,010,806	7,027,658
Exercisable	5,997,540	4,975,174
Weighted-Average Exercise Price
Beginning Balance	$ 2.57
Ending Balance	1.76	$ 2.57
Exercisable	$ 2.59	$ 2.67
Stock Option Plan
Number of Shares
Beginning Balance	7,027,658	7,339,118
Options Granted	4,080,905	73,399
Options Exercised	0	0
Options Cancelled	(97,757)	(384,859)
Ending Balance	11,010,806	7,027,658
Options vested and expected to vest	11,010,806	7,027,658
Exercisable	5,997,540	4,975,174
Shares available for grant	5,007,743	4,087,657
Weighted-Average Exercise Price
Beginning Balance	$ 2.57	$ 2.59
Options Granted	0.37	0
Options Exercised	0	0
Options Cancelled	2.23	2.51
Ending Balance	1.76	2.57
Options vested and expected to vest	1.76	2.57
Exercisable	$ 2.59	$ 2.67
Aggregate Intrinsic Value
Beginning Balance	$ 0	$ 0
Options Granted	886	0
Options Exercised	0	0
Options Cancelled	0	0
Ending Balance	886	0
Options vested and expected	886	0
Exercisable	$ 123	$ 0